Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (net) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.91%	8.03%	6.63%
Consumer Price Index + 4% (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.65%	8.47%	7.21%
A
Prospectus [Line Items]
Average Annual Return, Percent	12.13%	7.71%	6.21%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.04%	6.17%	5.19%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.38%	5.44%	4.58%
C
Prospectus [Line Items]
Average Annual Return, Percent	15.64%	8.02%	6.00%
I
Prospectus [Line Items]
Average Annual Return, Percent	17.79%	9.10%	7.06%
R
Prospectus [Line Items]
Average Annual Return, Percent	17.24%	8.56%	6.54%
Z
Prospectus [Line Items]
Average Annual Return, Percent	17.73%	9.10%	7.07%